SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Class A common stock subject to possible redemption

Gross proceeds from initial public offering	$241,500,000
Less:
Fair value allocated to public warrants	(7,498,575)
Offering costs allocated to Class A common stock subject to possible redemption	(14,647,648)
Plus:
Remeasurement on Class A common stock subject to possible redemption	30,973,080
Class A common stock subject to possible redemption, December 31, 2022	$250,326,857
Remeasurement on Class A common stock subject to possible redemption	813,105
Class A common stock subject to possible redemption, March 31, 2023	251,139,962
Redemption of Class A common stock	(210,031,815)
Remeasurement on Class A common stock subject to possible redemption	1,082,415
Class A common stock subject to possible redemption, June 30, 2023	$42,190,562

Gross proceeds from initial public offering	$241,500,000
Less:
Fair value allocated to public warrants	(7,498,575)
Offering costs allocated to Class A common stock subject to possible redemption	(14,647,648)
Plus:
Re-measurement on Class A common stock subject to possible redemption	30,973,080
Class A common stock subject to possible redemption, December 31, 2022	$250,326,857

Schedule of calculation of basic and diluted net loss per share of common stock

The following table reflects the calculation of basic and diluted net loss per share of common stock (in dollars, except per share amounts):

	For the Three Months Ended
	June 30,
	2023	2022
Class A common stock subject to possible redemption
Numerator: (Loss) income attributable to Class A common stock subject to possible redemption
Net (loss) income	$(3,581,854)	$1,115,519
Denominator: Weighted average Class A common stock subject to possible redemption	(3,581,854)	1,115,519
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	8,684,990	24,150,000
Basic and diluted net (loss) income per share, Class A common stock subject to possible redemption	$(0.41)	$0.05

Non-Redeemable Class A and Class B common stock
Numerator: Net (loss) income
Net (loss) income	$(3,000,413)	$334,656
Denominator: Weighted average non-redeemable Class A and Class B common stock	(3,000,413)	334,656
Basic and diluted weighted average shares outstanding, non-redeemable Class A and Class B common stock	7,245,000	7,245,000
Basic and diluted net (loss) income per share, non-redeemable Class A and Class B common stock	$(0.41)	$0.05

	For the Six Months Ended
	June 30,
	2023	2022
Class A common stock subject to possible redemption
Numerator: Income attributable to Class A common stock subject to possible redemption
Net (loss) income	$(3,647,509)	$8,106,757
Denominator: Weighted average Class A common stock subject to possible redemption	(3,647,509)	8,106,757
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	16,356,675	21,081,215
Basic and diluted net (loss) income per share, Class A common stock subject to possible redemption	$(0.22)	$0.38

Non-Redeemable Class A and Class B common stock
Numerator: Net (loss) income
Net (loss) income	$(1,615,622)	$2,786,056
Denominator: Weighted average non-redeemable Class A and Class B common stock	(1,615,622)	2,786,056
Basic and diluted weighted average shares outstanding, non-redeemable Class A and Class B common stock	7,245,000	7,245,000
Basic and diluted net (loss) income per share, non-redeemable Class A and Class B common stock	$(0.22)	$0.38

The following table reflects the calculation of basic and diluted net loss per share of common stock (in dollars, except per share amounts):

	Twelve Months
	Ended
	December 31,
	2022	2021
Class A common stock subject to possible redemption
Numerator: Income attributable to Class A common stock subject to possible redemption
Net income	$11,937,823	$—
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	22,604,795	—
Basic and diluted net income per share, Class A common stock subject to possible redemption	$0.53	$—

Non-Redeemable Class B common stock
Numerator: Income attributable to non-redeemable Class B common stock
Net income (loss)	$3,826,158	$(22,252)
Denominator: Weighted average non-redeemable Class B common stock
Basic and diluted weighted average shares outstanding, non-redeemable Class B common stock	7,245,000	6,300,000
Basic and diluted net income (loss) per share, non-redeemable Class B common stock	$0.53	$(0.00)